Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies and Basis of Presentation [Line Items]
Accumulated deficit	$ (38,765,317)		$ (36,350,281)	$ (21,215,257)
Negative working capital	4,570,734
Net loss	(2,415,036)	$ (3,421,792)	(14,264,261)	(14,792,886)
Allowance for current credit losses	$ 2,892		2,892	123,513
Federal deposit			250,000
FDIC indemnification asset, cash payments received			473,690	114,080
Allowance for doubtful accounts receivable			$ 89,725	0
Finite-lived intangible asset, useful life			2 years
Advertising expenses			$ 181,473	$ 107,766
Convertible Debt Note [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Beneficial conversion feature			$ 1,569,395
Trademarks [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Finite-lived intangible asset, useful life			5 years